Virtus Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated February 28, 2017 to the Summary Prospectus dated February 28, 2017, and the Virtus Alternative Solutions Trust Statutory Prospectus dated February 28, 2017

Important Notice to Investors

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	Since Inception (9/9/15)
Class I
Return Before Taxes	31.49%	4.79%
Return After Taxes on Distributions	31.02%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	18.20%	3.57%
Class A
Return Before Taxes	23.69%	-0.05%
Class C
Return Before Taxes	30.20%	3.73%
The Alerian MLP Index (reflects no deduction of fees, expenses or taxes)	18.31%	0.85%

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034/ SelectMLP&EnergyAfterTaxCorrection (02/2017)